Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Company is providing the following information that shows the difference in the value of compensation paid to our NEOs at different points in time as required by the rules of the SEC.
Pay vs. Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(3)	Net Income ($)
2024	$3,282,812	$3,186,389	$1,576,958	$1,592,114	$102.55	$8,321,000
2023	$2,586,144	$3,727,592	$1,504,998	$2,051,469	$106.94	$4,583,000
(1)
Reflects the total compensation of our current Chief Executive Officer, Andrew Spodek (“PEO”), who was our only Chief Executive Officer of the Company for the fiscal years ended December 31, 2024 and December 31, 2023. Our non-PEO NEOs include Jeremy Garber, our President, Treasurer and Secretary and Robert Klein, our Chief Financial Officer, for each of the years ended December 31, 2024 and 2023 (the “Covered Years”). Amounts shown in these columns are as calculated in the Summary Compensation Table for each of the years shown.

(2)
For each Covered Year, in determining both the compensation actually paid for our PEO and the compensation actually paid for our Non-PEO NEOs for purposes of this Pay Versus Performance table, we deducted from or added back to the total amount of compensation reported in these columns for such Covered Year the following amounts:

Item and Value Added (Deducted) For PEO:	2024	2023
Summary Compensation Table Total for PEO	$3,282,812	$2,586,144
Deduction for summary compensation table “Stock Awards” column value	$(1,925,860)	$(1,595,509)
Increase for year-end fair value of outstanding equity awards granted in Covered Year that remain unvested as of year-end	$2,174,224	$2,268,986
Decrease for change in fair value of outstanding equity awards granted in prior years	$(938,880)	$(9,508)
(Decrease) Increase for change in fair value of prior-year equity awards vested in Covered Year	$(15,775)	$365
Deduction for the fair value as of prior year end of awards forfeited or cancelled during the current year	$—	$—
Increase based on dividends or other earnings paid during the year prior to vesting date of award	$609,868	$477,114
Compensation actually paid to PEO	$3,186,389	$3,727,592

Item and Value Added (Deducted) Average for Non-PEO NEOs:	2024	2023
Average Summary Compensation Table Total for Non-PEO NEOs	$1,576,958	$1,504,998
Deduction for summary compensation table “Stock Awards” column value	$(690,625)	$(823,505)
Increase for year-end fair value of outstanding equity awards granted in Covered Year	$896,683	$1,182,775
Decrease for change in fair value of outstanding equity awards granted in prior years	$(424,493)	$(8,394)
(Decrease) Increase for change in fair value of prior-year equity awards vested in Covered Year	$(9,695)	$223
Deduction for the fair value as of prior year end of awards forfeited or cancelled during the current year	$—	$—
Increase based on dividends or other earnings paid during the year prior to vesting date of award	$243,286	$195,372
Average compensation actually paid to Non-PEO NEOs	$1,592,114	$2,051,469
(3)
For each Covered Year, our total shareholder return (“TSR”) was calculated based on the percentage change in our cumulative TSR on our common stock, measured as the quotient of (a) the difference between the closing market prices of our common stock of (i) the last trading day before the earliest fiscal year in this Pay Versus Performance table and (ii) the last trading day of each Covered Year (the “Measurement Period”), divided by (b) the closing market price of our common stock on the last trading day before the earliest fiscal year in this Pay Versus Performance table. Each of these percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end cumulative values of such investment as of the end of 2024 and 2023, as applicable.

Named Executive Officers, Footnote
(1)
Reflects the total compensation of our current Chief Executive Officer, Andrew Spodek (“PEO”), who was our only Chief Executive Officer of the Company for the fiscal years ended December 31, 2024 and December 31, 2023. Our non-PEO NEOs include Jeremy Garber, our President, Treasurer and Secretary and Robert Klein, our Chief Financial Officer, for each of the years ended December 31, 2024 and 2023 (the “Covered Years”). Amounts shown in these columns are as calculated in the Summary Compensation Table for each of the years shown.

PEO Total Compensation Amount	$ 3,282,812	$ 2,586,144
PEO Actually Paid Compensation Amount	$ 3,186,389	3,727,592
Adjustment To PEO Compensation, Footnote
(2)
For each Covered Year, in determining both the compensation actually paid for our PEO and the compensation actually paid for our Non-PEO NEOs for purposes of this Pay Versus Performance table, we deducted from or added back to the total amount of compensation reported in these columns for such Covered Year the following amounts:

Item and Value Added (Deducted) For PEO:	2024	2023
Summary Compensation Table Total for PEO	$3,282,812	$2,586,144
Deduction for summary compensation table “Stock Awards” column value	$(1,925,860)	$(1,595,509)
Increase for year-end fair value of outstanding equity awards granted in Covered Year that remain unvested as of year-end	$2,174,224	$2,268,986
Decrease for change in fair value of outstanding equity awards granted in prior years	$(938,880)	$(9,508)
(Decrease) Increase for change in fair value of prior-year equity awards vested in Covered Year	$(15,775)	$365
Deduction for the fair value as of prior year end of awards forfeited or cancelled during the current year	$—	$—
Increase based on dividends or other earnings paid during the year prior to vesting date of award	$609,868	$477,114
Compensation actually paid to PEO	$3,186,389	$3,727,592

Non-PEO NEO Average Total Compensation Amount	$ 1,576,958	1,504,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,592,114	2,051,469
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each Covered Year, in determining both the compensation actually paid for our PEO and the compensation actually paid for our Non-PEO NEOs for purposes of this Pay Versus Performance table, we deducted from or added back to the total amount of compensation reported in these columns for such Covered Year the following amounts:

Item and Value Added (Deducted) Average for Non-PEO NEOs:	2024	2023
Average Summary Compensation Table Total for Non-PEO NEOs	$1,576,958	$1,504,998
Deduction for summary compensation table “Stock Awards” column value	$(690,625)	$(823,505)
Increase for year-end fair value of outstanding equity awards granted in Covered Year	$896,683	$1,182,775
Decrease for change in fair value of outstanding equity awards granted in prior years	$(424,493)	$(8,394)
(Decrease) Increase for change in fair value of prior-year equity awards vested in Covered Year	$(9,695)	$223
Deduction for the fair value as of prior year end of awards forfeited or cancelled during the current year	$—	$—
Increase based on dividends or other earnings paid during the year prior to vesting date of award	$243,286	$195,372
Average compensation actually paid to Non-PEO NEOs	$1,592,114	$2,051,469

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 102.55	$ 106.94
PEO Name	Andrew Spodek	Andrew Spodek
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 8,321,000	$ 4,583,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,925,860)	(1,595,509)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,174,224	2,268,986
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(938,880)	(9,508)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,775)	365
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	609,868	477,114
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(690,625)	(823,505)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	896,683	1,182,775
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(424,493)	(8,394)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,695)	223
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 243,286	$ 195,372